Summary of Significant Accounting Policies, Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Learn CW Investment Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Cash equivalents	$ 0	$ 0	$ 0